Debt (Details) - USD ($) $ in Millions		6 Months Ended
	May 08, 2026	Jun. 30, 2026	Mar. 10, 2026	Mar. 09, 2026
Credit Facility
Revolving term credit facility
Size of facility			$ 1,000.0
Accordion feature			$ 500.0	$ 250.0
Drawdowns		$ 0.0
Credit Facility | Bottom of range
Revolving term credit facility
Standby fee (as a percent)		0.20%
Credit Facility | Top of range
Revolving term credit facility
Standby fee (as a percent)		0.41%
Credit Facility | SOFR | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)			1.00%	1.10%
Credit Facility | SOFR | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)			2.05%	2.15%
FNIC Revolver
Revolving term credit facility
Size of facility	$ 500.0
Accordion feature	$ 250.0
Drawdowns		$ 0.0
Maturity	P3Y
FNIC Revolver | Bottom of range
Revolving term credit facility
Percentage of standby fee on undrawn funds	0.24%
FNIC Revolver | Top of range
Revolving term credit facility
Percentage of standby fee on undrawn funds	0.45%
FNIC Revolver | SOFR | Bottom of range
Revolving term credit facility
Credit spread adjustment rate	1.20%
FNIC Revolver | SOFR | Top of range
Revolving term credit facility
Credit spread adjustment rate	2.25%